Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 9,292	$ 13,519
Short-term bank deposit	10,492	26,374
Restricted cash	76	77
Other receivables and prepaid expenses	1,037	1,766
Total current assets	20,897	41,736
Non-current assets
Long-term prepaid expenses	559	733
Restricted cash	0	0
Property and equipment, net	303	367
Operating lease right-of-use assets	392	227
Total non-current assets	1,254	1,327
Total assets	22,151	43,063
Current liabilities
Trade payables	516	1,688
Accrued expenses	3,423	3,378
Employee and related expenses	823	1,560
Operating lease liabilities	76	123
Total current liabilities	4,838	6,749
Non-current liabilities
Non-current operating lease liabilities	316	91
Total non-current liabilities	316	91
Commitments and contingent liabilities
Total liabilities	5,154	6,840
Shareholders' equity
Ordinary Shares no par value - Authorized: 650,000,000 shares as of December 31, 2023, 2022 and 2021;Issued and outstanding: 284,094,700, 232,636,700 Ordinary shares at December 31, 2023 and 2022, respectively and 228,090,300 Ordinary shares at December 31, 2021	0	0
Treasury share at cost (11,640,460 shares as of December 31, 2022)	0	(1,218)
Additional paid-in capital	105,675	101,260
Accumulated deficit	(88,678)	(63,819)
Total shareholders' equity	16,997	36,223
Total liabilities and shareholders' equity	$ 22,151	$ 43,063